Income (Loss) Per Share (Details 1) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income (loss) allocated to common stockholders is not adjusted for:
Income (loss) attributable to noncontrolling interest in operating partnership	$ (37,350)	$ (5,084)	$ (55,021)	$ (13,663)	$ (28,932)	$ (29,313)	$ (21,642)
Total	$ (37,350)	$ (4,726)	$ (55,021)	$ (12,834)	$ (27,656)	$ (28,419)	$ (20,290)
Weighted average diluted shares are not adjusted for:
Total (in shares)	1,823	1,931	1,893	1,908	1,922	1,796	1,798
Restricted Stock
Income (loss) allocated to common stockholders is not adjusted for:
Income (loss) allocated to unvested shares	$ 0	$ 263	$ 0	$ 544	$ 801	$ 844	$ 959
Weighted average diluted shares are not adjusted for:
Total (in shares)	0	1	12	12	7	11	38
Performance stock units
Income (loss) allocated to common stockholders is not adjusted for:
Income (loss) allocated to unvested shares	$ 0	$ 95	$ 0	$ 285	$ 475	$ 50	$ 393
Weighted average diluted shares are not adjusted for:
Total (in shares)	0	0	0	14	7	25	26
Operating partnership units
Weighted average diluted shares are not adjusted for:
Total (in shares)	1,823	1,930	1,881	1,882	1,908	1,760	1,734